GOING CONCERN (Details)		3 Months Ended						9 Months Ended		12 Months Ended
	Feb. 22, 2021 USD ($) item	Dec. 31, 2022 USD ($) item	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) item	Mar. 31, 2021 USD ($)	Sep. 23, 2022 USD ($) item
GOING CONCERN
Net loss		$ 986,269	$ 1,179,804	$ (243,920)	$ 132,121	$ 121,925	$ 7,370,636	$ 1,922,153	$ 7,624,682	$ (2,621,747)	$ 12,662,639
Accumulated deficit		36,323,523						36,323,523		34,601,545	$ 34,064,921
Working capital		800,000						800,000		600,000
Purchase commitments	$ 3,200,000	$ 2,400,000						$ 2,400,000		$ 1,700,000		$ 1,500,000
Total number of automobiles | item	200	300						300		200		100
Total amount of automobiles		$ 4,700,000						$ 4,700,000		$ 3,400,000
Number of automobiles is required to purchase in cash | item	100							100		100
Amount of automobiles is required to purchase in cash	$ 1,600,000	1,600,000						$ 1,600,000		$ 1,700,000
Amount of automobiles is required to purchase commitment	$ 1,600,000	1,600,000						1,600,000		1,700,000
Maximum contingent liabilities		46,641						46,641		$ 800,000
Purchase deposit		$ 700,000						700,000				$ 700,000
Remittance in installments								$ 800,000